Common shares (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Feb. 29, 2020	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Common shares, par value (in dollars per share)		$ 0.10	$ 0.10
Common stock, shares issued (in shares)		100,329,887	100,234,973
Common stock, value		$ 10	$ 10
Shares issued to employees, vesting of restricted stock units (in shares)	94,914